Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of provision for income taxes

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	HK$	HK$	HK$

Current tax
- Hong Kong	160	172	198
- Other countries	680	735	849
	840	907	1,047

Schedule of reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	142	191	325
Current tax in other jurisdictions	681	735	849
Effect of income not chargeable for tax purpose	(3)	(32)	(154)
Effect of expenses not deductible for tax purpose	10	—	—
Tax effect of unused tax losses not recognized	10	13	27
	840	907	1,047